SCHEDULE H, LINE 4a - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	13-1432060
Plan number	001
Participant contributions transferred late to plan	$ 627,223	$ 0
Contributions not Corrected	627,223	0
Contributions Corrected Outside of VFCP		0
Contributions Pending Correction in VFCP	0	0
Totally Fully Corrected Under VFCP and PTE 2002-51	$ 0	$ 0